Intangible Assets - Additional Information (Detail) - USD ($)			12 Months Ended
	Nov. 11, 2019	Jul. 05, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognized	$ 23,000,000	$ 73,400		$ 23,000,000
Computer Software
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives			3 years